Trade and other receivables and Other non-current assets - Summary of Trade and Other Receivables (Parenthetical) (Detail) ₨ in Millions, $ in Millions	May 21, 2019	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Apr. 01, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Fixed deposit under lien with banks		₨ 2	$ 0	₨ 302
Principal reserve created against bank principal payments		200	3	214
Margin money included in trade and other receivables		386	5	42
Deposit in Site Restoration Fund		10,232	135	8,220
Trade receivables					₨ 58,047
Deposits Held As Resticted Balance		610	8	0
Net of allowance		30,585	403	26,171
Konkola Copper Mines [Member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables held back by customer		0	0	2,210
Advance to related party		2,172	29	2,127
Provision for advances made to related parties		6,444	85	4,234
Konkola Copper Mines [Member] | ZCCM Investment Holdings Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity holding	20.60%
Customer A [member]
Disclosure of detailed information about financial instruments [line items]
Other deposits		49	1	46
Power Purchase Agreement outstanding trade receivables		17,252	227	16,047
Provision against claims raised in respect of short supply of power		2,180	29
Advance petroleum profit		272	4	0
Trade receivables		12,927	171	₨ 13,230
Total claims raised in respect of short supply of power		₨ 5,137	$ 68